Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - ILS (₪)		Dec. 31, 2025	Dec. 31, 2024
New Israeli Shekels
Cash and Cash Equivalents		₪ 13,720	₪ 54,731
NIS [Member]
New Israeli Shekels
Cash and Cash Equivalents	[1]	4,730	45,210
USD [Member]
New Israeli Shekels
Cash and Cash Equivalents		₪ 8,990	₪ 9,521

[1]	As of December 31, 2024 the balance includes an amount of NIS 35,100 restricted cash.